united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Darlene Murphy

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 10, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 93.37%
AEROSPACE/DEFENSE - 1.09%
Kaman Corp. - 144A	$ 10,000,000	3.2500	5/1/2024	$ 10,450,000

AUTO MANUFACTURERS - 2.08%
General Motors Co. - Societe Generale SA Synthetic	20,000,000	0.0000	11/16/2021	19,982,000

AUTO PARTS & EQUIPMENT - 1.20%
Horizon Global Corp.	12,000,000	2.7500	7/1/2022	11,490,000

BIOTECHNOLOGY - 2.70%
ANI Pharmaceuticals, Inc.	18,000,000	3.0000	12/1/2019	19,192,500
Emergent BioSolutions, Inc.	5,000,000	2.8750	1/15/2021	6,728,125
				25,920,625
CHEMICALS - 2.39%
Aceto Corp.	24,000,000	2.0000	11/1/2020	22,965,000

COMMERCIAL SERVICES - 1.95%
Huron Consulting Group, Inc.	19,000,000	1.2500	10/1/2019	17,765,000
Macquarie Infrastructure Corp.	1,000,000	2.0000	10/1/2023	991,250
				18,756,250
COMPUTERS - 3.84%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,000,000	0.0000	1/24/2020	11,059,300
Electronics For Imaging, Inc.	17,000,000	0.7500	9/1/2019	18,381,250
Intel Corp. - Wells Fargo & Co. Synthetic	1,000,000	0.0000	6/5/2020	1,234,500
Lumentum Holdings, Inc. - 144A	5,000,000	0.2500	3/15/2024	6,228,125
				36,903,175
DIVERSIFIED FINANCIAL SERVICES - 4.73%
Blackhawk Network Holdings, Inc. - 144A	1,000,000	1.5000	1/15/2022	1,126,875
Cowen, Inc.	5,341,000	3.0000	3/15/2019	5,477,863
Encore Capital Group, Inc.	21,000,000	2.8750	3/15/2021	20,304,375
Encore Capital Group, Inc.	1,000,000	3.0000	7/1/2020	1,075,000
PRA Group, Inc.	18,000,000	3.0000	8/1/2020	17,437,500
				45,421,613
ELECTRONICS - 3.12%
OSI Systems, Inc. - 144A	13,000,000	1.2500	9/1/2022	13,170,625
TTM Technologies, Inc.	9,000,000	1.7500	12/15/2020	16,925,625
				30,096,250
ENERGY-ALTERNATE SOURCES - 0.21%
Green Plains, Inc. -144A	1,000,000	4.1250	9/1/2022	993,125
Renewable Energy Group, Inc.	1,000,000	2.7500	6/15/2019	1,084,375
				2,077,500
ENGINEERING & CONSTRUCTION - 3.37%
Dycom Industries, Inc.	8,000,000	0.7500	9/15/2021	9,395,000
Tutor Perini Corp.	20,000,000	2.8750	6/15/2021	22,987,500
				32,382,500
FOREST PRODUCTS & PAPER - 1.36%
International Paper Co. - Wells Fargo & Co. Synthetic	13,000,000	0.0000	6/10/2020	13,130,000

HEALTHCARE-PRODUCTS - 2.07%
Repligen Corp.	5,000,000	2.1250	6/1/2021	7,084,375
Trinity Biotech Investment Ltd.	15,600,000	4.0000	4/1/2045	12,753,000
				19,837,375

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 93.37% (Continued)
HOME BUILDERS - 6.10%
CalAtlantic Group, Inc.	$ 500,000	0.2500	6/1/2019	$ 480,625
KB Home	1,000,000	1.3750	2/1/2019	1,072,500
LGI Homes, Inc.	21,000,000	4.2500	11/15/2019	43,863,750
M/I Homes, Inc.	12,100,000	3.0000	3/1/2018	12,175,625
Toll Brothers Finance Corp.	1,000,000	0.5000	9/15/2032	1,003,125
				58,595,625
INSURANCE - 3.66%
AmTrust Financial Services, Inc.	18,000,000	2.7500	12/15/2044	14,152,500
HCI Group, Inc.	500,000	3.8750	3/15/2019	503,125
HCI Group, Inc. - 144A	21,500,000	4.2500	3/1/2037	20,478,750
				35,134,375
INTERNET - 2.18%
Altaba, Inc.	1,000,000	0.0000	12/1/2018	1,182,500
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	2,506,820
Google, Inc. - UBS AG Synthetic	13,000,000	0.0000	2/15/2021	16,042,000
Priceline Group, Inc.	1,000,000	0.9000	9/15/2021	1,193,125
				20,924,445
INVESTMENT COMPANIES - 2.20%
Ares Capital Corp. - 144A	1,000,000	3.7500	2/1/2022	1,013,125
BlackRock Capital Investment Corp.	10,000,000	5.0000	6/15/2022	10,375,000
Goldman Sachs BDC, Inc. - 144A	8,000,000	4.5000	4/1/2022	8,125,000
New Mountain Finance Corp.	1,000,000	5.0000	6/15/2019	1,040,000
Prospect Capital Corp.	500,000	4.9500	7/15/2022	503,125
				21,056,250
MISCELLANEOUS MANUFACTURING - 2.37%
General Electric Co. - Barclays Bank PLC Synthetic	23,000,000	0.0000	8/18/2021	22,636,600

PHARMACEUTICALS - 8.61%
Impax Laboratories, Inc.	28,000,000	2.0000	6/15/2022	24,692,500
Jazz Investments, Ltd.	23,000,000	1.8750	8/15/2021	25,185,000
Pacira Pharmaceuticals, Inc. - 144A	8,700,000	2.3750	4/1/2022	8,781,563
Sucampo Pharmaceuticals, Inc. - 144A	23,000,000	3.2500	12/15/2021	22,928,125
Teva Pharmaceuticals Finance Co. LLC	1,000,000	0.2500	2/1/2022	1,075,000
				82,662,188
PRIVATE EQUITY - 2.24%
Hercules Capital, Inc. - 144A	21,000,000	4.3750	2/1/2022	21,498,750

REITS - 11.08%
Apollo Commercial Real Estate Finance, Inc.	1,000,000	5.5000	3/15/2019	1,079,375
Arbor Realty Trust, Inc.	15,000,000	6.5000	10/1/2019	16,059,375
Blackstone Mortgage Trust, Inc.	20,800,000	4.3750	5/5/2022	21,346,000
Colony Capital, Inc.	5,000,000	3.8750	1/15/2021	5,146,875
Colony Capital, Inc.	1,000,000	5.0000	4/15/2023	1,061,875
Great Ajax Corp., Preferred Stock	659,775	7.2500	4/30/2024	16,824,262
New York Mortgage Trust, Inc.	15,000,000	6.2500	1/15/2022	15,271,875
PennyMac Corp.	19,000,000	5.3750	5/1/2020	19,000,000
RWT Holdings, Inc.	10,000,000	5.6250	11/15/2019	10,537,500
				106,327,137
RETAIL - 1.85%
Restoration Hardware Holdings, Inc. - 144A	8,000,000	0.0000	6/15/2019	7,150,000
Vitamin Shoppe, Inc.	13,000,000	2.2500	12/1/2020	10,530,000
				17,680,000
SEMICONDUCTORS - 9.08%
Inphi Corp. - 144A	22,000,000	0.7500	9/1/2021	22,302,500
Integrated Device Technology, Inc.	20,000,000	0.8750	11/15/2022	21,275,000
Microchip Technology, Inc. - 144A	1,000,000	1.6250	2/15/2027	1,112,500
ON Semiconductor Corp.	1,000,000	1.0000	12/1/2020	1,080,000
ON Semiconductor Corp. -144A	24,000,000	1.6250	10/15/2023	24,945,000
Silicon Laboratories, Inc. - 144A	1,000,000	1.3750	3/1/2022	1,082,500
Synaptics, Inc. - 144A	15,000,000	0.5000	6/15/2022	15,431,250
				87,228,750

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 93.37% (Continued)
SOFTWARE - 2.98%
Akamai Technologies, Inc.	$ 1,000,000	0.0000	2/15/2019	$ 977,500
Nice Systems, Inc. - 144A	2,000,000	1.2500	1/15/2024	2,158,750
Nuance Communications, Inc.	1,000,000	1.0000	12/15/2035	969,375
RealPage, Inc. -144A	4,000,000	1.5000	11/15/2022	4,567,500
Synchronoss Technologies, Inc.	20,000,000	0.7500	8/15/2019	19,012,500
Verint Systems, Inc.	1,000,000	1.5000	6/1/2021	973,125
				28,658,750
TELECOMMUNICATIONS - 4.56%
CalAmp Corp.	10,000,000	1.6250	5/15/2020	10,012,500
Finisar Corp.	1,000,000	0.5000	12/15/2033	1,140,000
Finisar Corp. - 144A	24,000,000	0.5000	12/15/2036	23,985,000
Viavi Solutions, Inc. - 144A	8,000,000	1.0000	3/1/2024	8,610,000
				43,747,500
TRANSPORTATION - 6.35%
Aegean Marine Petroleum Network, Inc. - 144A	20,000,000	4.2500	12/15/2021	15,037,500
Atlas Air Worldwide Holdings, Inc.	20,000,000	2.2500	6/1/2022	22,312,500
Echo Global Logistics, Inc.	23,000,000	2.5000	5/1/2020	21,562,500
Greenbrier Cos, Inc. - 144A	1,000,000	2.8750	2/1/2024	1,085,625
Kansas City Southern - Goldman Sachs Group, Inc. Synthetic	1,000,000	0.0000	2/16/2021	950,110
				60,948,235

TOTAL CONVERTIBLE BONDS				896,510,893
(Cost - $855,683,406)

U.S. TREASURY OBLIGATIONS - 5.36%
United States Treasury Notes	5,000,000	0.7500	10/31/2018	4,968,165
United States Treasury Notes	5,000,000	0.7500	2/15/2019	4,957,813
United States Treasury Notes	6,400,000	0.7500	2/28/2018	6,385,251
United States Treasury Notes	5,000,000	1.0000	6/30/2019	4,968,945
United States Treasury Notes	8,000,000	1.1250	2/28/2021	7,859,532
United States Treasury Notes	5,700,000	1.2500	7/31/2023	5,460,420
United States Treasury Notes	9,000,000	1.3750	10/31/2020	8,945,685
United States Treasury Notes	8,000,000	1.6250	11/15/2022	7,893,280
TOTAL U.S. TREASURY OBLIGATIONS				51,439,091
(Cost - $51,531,478)
	Shares
SHORT-TERM INVESTMENTS - 1.76%
MONEY MARKET FUND - 1.76%
Milestone Treasury Obligations Portfolio - Institutional Class +	16,944,620	0.8000		16,944,620
TOTAL SHORT-TERM INVESTMENTS
(Cost - $16,944,620)

TOTAL INVESTMENTS - 100.49%
(Cost - $924,159,504) (a)				$ 964,894,604
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.49) %				(4,739,141)
NET ASSETS - 100.00%				$ 960,155,463

+ Variable rate security. Interest rate is as of July 31, 2017.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $913,084,390 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 76,670,384
			Unrealized Depreciation:	(24,860,170)
			Net Unrealized Appreciation:	$ 51,810,214

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
TOTAL RETURN SWAP	Notional Amount		Termination Date	Payable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated December 14, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	$ 63,500,839		12/29/2017	$ 103,577

PORTFOLIO ANALYSIS (Unaudited)
As of July 31, 2017
	% of Net
Sector	Assets
Financial	33.04%
Consumer, Non-cyclical	15.33%
Technology	14.63%
Industrial	13.94%
Consumer, Cyclical	9.14%
Government	5.36%
Communications	4.68%
Basic Materials	2.39%
Short-Term Investments	1.76%
Energy	0.22%
Liabilities in Excess of Other Assets	(0.49)%
	100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 137.51%
AEROSPACE/DEFENSE - 3.76%
Kaman Corp. - 144A *	$ 5,000,000	3.2500	5/1/2024	$ 5,225,000

AUTO MANUFACTURERS - 2.87%
General Motors Co. - Societe Generale SA Synthetic *	4,000,000	0.0000	11/16/2021	3,996,400

AUTO PARTS & EQUIPMENT - 3.44%
Horizon Global Corp. *	5,000,000	2.7500	7/1/2022	4,787,500

BIOTECHNOLOGY - 2.93%
ANI Pharmaceuticals, Inc. *	3,200,000	3.0000	12/1/2019	3,412,000
Emergent BioSolutions, Inc. *	500,000	2.8750	1/15/2021	672,813
				4,084,813
CHEMICALS - 3.78%
Aceto Corp. *	5,500,000	2.0000	11/1/2020	5,262,812

COMMERCIAL SERVICES - 2.69%
Huron Consulting Group, Inc. *	4,000,000	1.2500	10/1/2019	3,740,000

COMPUTERS - 2.96%
Electronics For Imaging, Inc. *	1,500,000	0.7500	9/1/2019	1,621,875
Lumentum Holdings, Inc. - 144A *	2,000,000	0.2500	3/15/2024	2,491,250
				4,113,125
DIVERSIFIED FINANCIAL SERVICES - 4.87%
Encore Capital Group, Inc. *	4,500,000	2.8750	3/15/2021	4,350,938
PRA Group, Inc. *	2,500,000	3.0000	8/1/2020	2,421,875
				6,772,813
ELECTRONICS - 2.76%
OSI Systems, Inc. - 144A *	1,000,000	1.2500	9/1/2022	1,013,125
TTM Technologies, Inc. *	1,500,000	1.7500	12/15/2020	2,820,938
				3,834,063
ENGINEERING & CONSTRUCTION - 4.15%
Dycom Industries, Inc. *	1,000,000	0.7500	9/15/2021	1,174,375
Tutor Perini Corp. - 144A *	4,000,000	2.8750	6/15/2021	4,597,500
				5,771,875
HEALTHCARE-PRODUCTS - 2.94%
Trinity Biotech Investment Ltd. *	5,000,000	4.0000	4/1/2045	4,087,500

HOME BUILDERS - 3.12%
LGI Homes, Inc. *	1,600,000	4.2500	11/15/2019	3,342,000
Toll Brothers Finance Corp. *	1,000,000	0.5000	9/15/2032	1,003,125
				4,345,125
INSURANCE - 7.78%
AmTrust Financial Services, Inc. *	6,500,000	2.7500	12/15/2044	5,110,625
HCI Group, Inc. - 144A *	6,000,000	4.2500	3/1/2037	5,715,000
				10,825,625
INTERNET - 1.24%
Google, Inc. - UBS AG Synthetic *	1,400,000	0.0000	2/15/2021	1,727,600

INVESTMENT COMPANIES - 4.82%
Ares Capital Corp. - 144A*	1,000,000	3.7500	2/1/2022	1,013,125
BlackRock Capital Investment Corp. *	4,500,000	5.0000	6/15/2022	4,668,750
Goldman Sachs BDC, Inc. - 144A *	1,000,000	4.5000	4/1/2022	1,015,625
				6,697,500
MISCELLANEOUS MATERIALS - 4.25%
General Electric Co. - Barclays Bank PLC Synthetic *	6,000,000	0.0000	8/18/2021	5,905,200

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 137.51% (Continued)
PHARMACEUTICALS - 12.84%
Impax Laboratories, Inc. *	$ 5,500,000	2.0000	6/15/2022	$ 4,850,312
Jazz Investments, Ltd. *	5,500,000	1.8750	8/15/2021	6,022,500
Sucampo Pharmaceuticals, Inc. - 144A *	7,000,000	3.2500	12/15/2021	6,978,125
				17,850,937
PRIVATE EQUITY - 4.05%
Hercules Capital, Inc. - 144A *	5,500,000	4.3750	2/1/2022	5,630,625

REITS - 17.21%
Arbor Realty Trust, Inc. *	4,500,000	6.5000	10/1/2019	4,817,813
Blackstone Mortgage Trust, Inc. *	4,500,000	4.3750	5/5/2022	4,618,125
Great Ajax Corp., Preferred Stock *	210,000	7.2500	4/30/2024	5,355,000
New York Mortgage Trust, Inc. *	5,000,000	6.2500	1/15/2022	5,090,625
PennyMac Corp. *	3,000,000	5.3750	5/1/2020	3,000,000
RWT Holdings, Inc. *	1,000,000	5.6250	11/15/2019	1,053,750
				23,935,313
SEMICONDUCTORS - 19.02%
Inphi Corp. - 144A *	5,600,000	0.7500	9/1/2021	5,677,000
Integrated Device Technology, Inc. *	4,000,000	0.8750	11/15/2022	4,255,000
ON Semiconductor Corp. - 144A *	5,300,000	1.6250	10/15/2023	5,508,687
Silicon Laboratories, Inc. - 144A *	4,000,000	1.3750	3/1/2022	4,330,000
Synaptics, Inc. - 144A *	6,500,000	0.5000	6/15/2022	6,686,875
				26,457,562
SOFTWARE - 6.80%
Nice Systems, Inc. - 144A *	4,000,000	1.2500	1/15/2024	4,317,500
RealPage, Inc. - 144A *	2,000,000	1.5000	11/15/2022	2,283,750
Synchronoss Technologies, Inc. *	3,000,000	0.7500	8/15/2019	2,851,875
				9,453,125
TELECOMMUNICATIONS - 8.85%
CalAmp Corp. *	1,000,000	1.6250	5/15/2020	1,001,250
Finisar Corp. - 144A *	7,000,000	0.5000	12/15/2036	6,995,625
Viavi Solutions, Inc. - 144A *	4,000,000	1.0000	3/1/2024	4,305,000
				12,301,875
TRANSPORTATION - 10.38%
Aegean Marine Petroleum Network, Inc. - 144A *	5,500,000	4.2500	12/15/2021	4,135,312
Atlas Air Worldwide Holdings, Inc. *	5,200,000	2.2500	6/1/2022	5,801,250
Echo Global Logistics, Inc. *	4,800,000	2.5000	5/1/2020	4,500,000
				14,436,562

TOTAL CONVERTIBLE BONDS
(Cost - $186,167,238)				191,242,950

U.S. TREASURY OBLIGATIONS - 7.81%
United States Treasury Notes *	1,000,000	0.6250	9/30/2017	999,295
United States Treasury Notes *	1,000,000	0.7500	2/28/2018	997,696
United States Treasury Notes *	2,000,000	0.8750	5/15/2019	1,983,867
United States Treasury Notes *	2,000,000	1.2500	3/31/2021	1,971,758
United States Treasury Notes *	1,000,000	1.2500	7/31/2023	957,968
United States Treasury Notes *	2,000,000	1.3750	8/31/2020	1,990,898
United States Treasury Notes *	1,000,000	1.5000	2/28/2023	976,953
United States Treasury Notes *	1,000,000	1.6250	11/15/2022	986,660
TOTAL U.S. TREASURY OBLIGATIONS				10,865,095
(Cost - $10,908,307)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Security	Shares	Interest Rate (%)		Market Value

SHORT-TERM INVESTMENTS - 0.24%
MONEY MARKET FUND - 0.24%
Milestone Treasury Obligations Portfolio - Institutional Class +	329,328	0.8000		$ 329,328
TOTAL SHORT-TERM INVESTMENTS
(Cost - $329,328)

TOTAL INVESTMENTS - 145.56%
(Cost - $197,404,873) (a)				$ 202,437,373
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.56)%				(63,362,409)
NET ASSETS - 100.0%				$ 139,074,964

+ Variable rate security. Interest rate is as of July 31, 2017.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of July 31, 2017.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $196,633,322 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 10,115,249
			Unrealized Depreciation:	(4,311,198)
			Net Unrealized Appreciation:	$ 5,804,051

TOTAL RETURN SWAP	Notional Amount		Termination Date	Receivable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated November 14, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.25%.	$ 14,110,430		12/26/2017	$ 204,857

PORTFOLIO ANALYSIS (Unaudited)
As of July 31, 2017
	% of Net
Sector	Assets
Financial	47.09%
Technology	28.78%
Consumer, Non-cyclical	21.40%
Industrial	21.04%
Communications	8.85%
Government	7.81%
Consumer, Cyclical	6.57%
Basic Materials	3.78%
Short-Term Investments	0.24%
Liabilities in Excess of Other Assets	(45.56)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 69.32%
AEROSPACE/DEFENSE - 1.99%
Kaman Corp. - 144A	$ 3,000,000	3.2500	5/1/2024	$ 3,135,000

AUTO MANUFACTURERS - 1.59%
General Motors Co. - Societe Generale SA	2,500,000	0.0000	11/16/2021	2,497,750

AUTO PARTS & EQUIPMENT - 1.52%
Horizon Global Corp.	2,500,000	2.7500	7/1/2022	2,393,750

BIOTECHNOLOGY - 0.68%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000	12/1/2019	1,066,250

CHEMICALS - 1.83%
Aceto Corp.	3,000,000	2.0000	11/1/2020	2,870,625

COMMERCIAL SERVICES - 1.78%
Huron Consuliting Group, Inc.	3,000,000	1.2500	10/1/2019	2,805,000

COMPUTERS - 0.34%
Electronics For Imaging, Inc.	500,000	0.7500	9/1/2019	540,625

DIVERSIFIED FINANCIAL SERVICES - 2.46%
Encore Capital Group, Inc.	2,000,000	2.8750	3/15/2021	1,933,750
PRA Group, Inc.	2,000,000	3.0000	8/1/2020	1,937,500
				3,871,250
ELECTRONICS - 1.84%
OSI Systems, Inc. - 144A	1,000,000	1.2500	9/1/2022	1,013,125
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	1,880,625
				2,893,750
ENGINEERING & CONSTRUCTION - 1.68%
Tutor Perini Corp.	2,300,000	2.8750	6/15/2021	2,643,563

FOREST PRODUCTS & PAPER - 1.03%
International Paper Co. - Wells Fargo & Co. Synthetic	1,600,000	0.0000	6/10/2020	1,616,000

HEALTHCARE PRODUCTS - 1.40%
Trinity Biotech Investment, Ltd.	2,700,000	4.0000	4/1/2045	2,207,250

HOME BUILDERS - 1.70%
LGI Homes, Inc.	650,000	4.2500	11/15/2019	1,357,688
M/I Homes, Inc.	1,300,000	3.0000	3/1/2018	1,308,125
				2,665,813
INSURANCE - 4.50%
AmTrust Financial Services, Inc.	5,000,000	2.7500	12/15/2044	3,931,250
HCI Group, Inc. - 144A	3,300,000	4.2500	3/1/2037	3,143,250
				7,074,500
INVESTMENT COMPANIES - 4.31%
Ares Capital Corp. - 144A	500,000	3.7500	2/1/2022	506,562
BlackRock Capital Investment Corp.	3,600,000	5.0000	6/15/2022	3,735,000
Goldman Sachs BDC, Inc. - 144A	2,500,000	4.5000	4/1/2022	2,539,062
				6,780,624
MISCELLANEOUS MATERIALS - 2.13%
General Electric Co. - Barclays Bank PLC Synthetic	3,400,000	0.0000	8/18/2021	3,346,280

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 69.32% (Continued)
PHARMACEUTICALS - 5.67%
Impax Laboratories, Inc.	$ 3,000,000	2.0000	6/15/2022	$ 2,645,625
Jazz Investments, Ltd.	3,000,000	1.8750	8/15/2021	3,285,000
Sucampo Pharmaceuticals, Inc. - 144A	3,000,000	3.2500	12/15/2021	2,990,625
				8,921,250
PRIVATE EQUITY - 2.48%
Hercules Capital, Inc. - 144A	3,800,000	4.3750	2/1/2022	3,890,250

REITS - 11.53%
Arbor Realty Trust, Inc.	2,500,000	6.5000	10/1/2019	2,676,563
Blackstone Mortgage Trust, Inc.	3,400,000	4.3750	5/5/2022	3,489,250
Colony Financials, Inc.	1,000,000	3.8750	1/15/2021	1,029,375
Great Ajax Corp., Preferred Stock	150,000	7.2500	4/30/2024	3,825,000
New York Mortgage Trust, Inc.	3,000,000	6.2500	1/15/2022	3,054,375
PennyMac Corp.	3,000,000	5.3750	5/1/2020	3,000,000
RWT Holdings, Inc.	1,000,000	5.6250	11/15/2019	1,053,750
				18,128,313
RETAIL - 1.04%
Vitamin Shoppe, Inc.	2,000,000	2.2500	12/1/2020	1,620,000

SEMICONDUCTORS - 9.22%
Inphi Corp. - 144A	3,200,000	0.7500	9/1/2021	3,244,000
Integrated Device Technology, Inc.	3,000,000	0.8750	11/15/2022	3,191,250
ON Semiconductor Corp. - 144A	3,800,000	1.6250	10/15/2023	3,949,625
Synaptics, Inc. - 144A	4,000,000	0.5000	6/15/2022	4,115,000
				14,499,875
TELECOMMUNICATIONS - 3.25%
CalAmp Corp.	1,600,000	1.6250	5/15/2020	1,602,000
Finisar Corp. - 144A	3,500,000	0.5000	12/15/2036	3,497,812
				5,099,812
TRANSPORTATION - 5.35%
Aegean Marine Petroleum Network, Inc. - 144A	3,000,000	4.2500	12/15/2021	2,255,625
Atlas Air Worldwide Holdings, Inc.	3,000,000	2.2500	6/1/2022	3,346,875
Echo Global Logistics, Inc.	3,000,000	2.5000	5/1/2020	2,812,500
				8,415,000

TOTAL CONVERTIBLE BONDS				108,982,530
(Cost - $106,872,796)

U.S. TREASURY OBLIGATIONS - 30.05%
United States Treasury Notes	3,000,000	0.6250	9/30/2017	2,997,885
United States Treasury Notes	6,500,000	0.7500	2/28/2018	6,485,021
United States Treasury Notes	7,000,000	0.8750	5/15/2019	6,943,534
United States Treasury Notes	600,000	1.0000	12/15/2017	599,731
United States Treasury Notes	7,300,000	1.1250	2/28/2021	7,171,823
United States Treasury Notes	4,800,000	1.2500	7/31/2023	4,598,249
United States Treasury Notes	600,000	1.3750	12/31/2018	600,668
United States Treasury Notes	350,000	1.3750	2/29/2020	349,446
United States Treasury Notes	7,000,000	1.3750	8/31/2020	6,968,143
United States Treasury Notes	700,000	1.3750	5/31/2021	692,098
United States Treasury Notes	600,000	1.5000	1/31/2022	592,699
United States Treasury Notes	2,300,000	1.5000	2/28/2023	2,246,992
United States Treasury Notes	6,400,000	1.6250	11/15/2022	6,314,624
United States Treasury Notes	700,000	1.6250	5/31/2023	686,820
TOTAL U.S. TREASURY OBLIGATIONS				47,247,733
(Cost - $47,390,608)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Security	Shares	Interest Rate (%)		Market Value

SHORT-TERM INVESTMENTS - 0.15%
MONEY MARKET FUND - 0.15%
Milestone Treasury Obligations Portfolio - Institutional Class +	234,971	0.8000		$ 234,971
TOTAL SHORT-TERM INVESTMENTS
(Cost - $234,971)

TOTAL INVESTMENTS - 99.52%
(Cost - $154,498,375) (a)				$ 156,465,234
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.48%				760,191
NET ASSETS - 100.00%				$ 157,225,425

+ Variable rate security. Interest rate is as of July 31, 2017.
PLC - Public Limited Company
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $154,203,881 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 4,863,479
			Unrealized Depreciation:	(2,602,126)
			Net Unrealized Appreciation:	$ 2,261,353

PORTFOLIO ANALYSIS (Unaudited)
As of July 31, 2017
	% of Net
Sector	Assets
Government	30.05%
Financial	30.02%
Industrial	10.87%
Technology	9.57%
Consumer, Non-cyclical	9.54%
Consumer, Cyclical	4.25%
Communications	3.24%
Basic Materials	1.83%
Short-Term Investments	0.15%
Other Assets in Excess of Liabilities	0.48%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.  The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of July 31, 2017 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 896,510,893	$ -	$ 896,510,893
U.S. Treasury Obligations	-	51,439,091	-	51,439,091
Short-Term Investments	16,944,620	-	-	16,944,620
Total Investments in Securities	$ 16,944,620	$ 947,949,984	$ -	$ 964,894,604

Liabilities
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swap**	$ -	$ 103,577	$ -	$ 103,577

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 191,242,950	$ -	$ 191,242,950
U.S. Treasury Obligations	-	10,865,095	-	10,865,095
Short-Term Investments	329,328	-	-	329,328
Total Investments in Securities	$ 329,328	$ 202,108,045	$ -	$ 202,437,373

Assets
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swap**	$ -	$ 204,857	$ -	$ 204,857

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 108,982,530	$ -	$ 108,982,530
U.S. Treasury Obligations	-	47,247,733	-	47,247,733
Short-Term Investments	234,971	-	-	234,971
Total Investments in Securities	$ 234,971	$ 156,230,263	$ -	$ 156,465,234

* Please refer to the Schedule of Investments for industry classification.
** Represents variation margin on the last day of the reporting period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

Exchange Traded Funds - The Fund may invest in ETFs.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Derivative Transactions – The Funds may enter into total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Funds may use their own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings.  The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the period ended July 31, 2017, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. At July 31, 2017, the payable from open swap contracts was $103,577, for the Convertible Bond Fund, and the receivable from open swap contracts was $204,857, for the Convertible Plus Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 8/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 8/17/17